SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Leases (Details)	Jun. 30, 2026
Minimum | HWC
Accounting policies
Initial lease term	10 years
Minimum | HWI
Accounting policies
Initial lease term	20 years
Maximum | HWC
Accounting policies
Initial lease term	20 years
Maximum | HWI
Accounting policies
Initial lease term	25 years